Investment In Financial Assets - Summary of Investment In Financial Asset (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current	$ 201	$ 25	$ 0
Current	319	497	344
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	201	25	0
Current	245	399	226
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	74	98	118
Public securities [member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	201	22	0
Current	162	332	226
Public securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	74	98	118
Private Securities - NO [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	0	3	0
Current	3	8	0
Term Deposits [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	$ 80	$ 59	$ 0